Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2014
Provision for credit losses
in	2014	2013	2012
Provision for credit losses (CHF million)
Provision for loan losses	145	166	159
Provision for lending-related and other exposures	41	1	11
Provision for credit losses	186	167	170

Bank
Provision for credit losses
in	2014	2013	2012
Provision for credit losses (CHF million)
Provision for loan losses	85	91	77
Provision for lending-related and other exposures	40	2	11
Provision for credit losses	125	93	88